Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Registrant Name	BKV CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42282
Entity Tax Identification Number	85-0886382
Entity Address, Address Line One	1200 17th Street,
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	375-9680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BKV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Central Index Key	0001838406
Amendment Flag	false